Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 19, 2018
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC
Central Index Key	dei_EntityCentralIndexKey	0000924211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2018
Prospectus Date	rr_ProspectusDate	Apr. 01, 2018
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000924211_SupplementTextBlock

American Century Strategic Asset Allocations, Inc. Prospectus Supplement
Multi-Asset Income Fund
Supplement dated April 20, 2018 ■ Prospectus dated April 1, 2018

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following replaces the Example table on page 3 of the prospectus.
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 19, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,183
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND | I CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 19, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 948
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND | Y CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 19, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 768
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND | A CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 19, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,961
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND | C CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 19, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	613
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,287
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND | R CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 19, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,750
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 19, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 948
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND | R6 CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 19, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 768

[1]	The advisor also agreed to waive an additional 0.07 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until April 19, 2019 and cannot terminate it without the approval of the Board of Directors.
[2]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.